March 27, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333-89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2015
The Alger Portfolios	0000832566	March 5, 2015
Alliance Bernstein Variable Products Series Fund, Inc.	0000825316	February 23, 2015
ALPS Variable Investment Trust	0001382990	February 27, 2015
American Century Variable Portfolios, Inc.	0000814680	February 20, 2015
American Century Variable Portfolios II, Inc.	0001124155	February 20, 2015
American Funds Insurance Series	0000729528	February 27, 2015
BlackRock Variable Series Funds, Inc.	0000355916	February 27, 2015

Securities and Exchange Commission
March 27, 2015
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche Variable Series I	0000764797	February 23, 2015
Deutsche Variable Series II	0000810573	February 23, 2015
Direxion Insurance Trust	0001102060	March 6, 2015
Dreyfus Investment Portfolios	0001056707	February 12, 2015
Dreyfus Stock Index Fund, Inc.	0000846800	February 12, 2015
Dreyfus Variable Investment Fund	0000813383	February 13, 2015
Eaton Vance Variable Trust	0001121746	February 26, 2015
Federated Insurance Series	0000912577	February 24, 2015
Franklin Templeton Variable Insurance Products Trust	0000837274	March 4, 2015
Goldman Sachs Variable Insurance Trust	0001046292	February 27, 2015
Guggenheim Variable Funds Trust	0000217087	March 11, 2015
Ivy Funds Variable Insurance Portfolios	0000810016	March 6, 2015
Janus Aspen Series	0000906185	February 27, 2015
JPMorgan Insurance Trust	0000909221	February 27, 2015
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2015
Lord Abbett Series Fund, Inc.	0000855396	February 26, 2015
MFS Variable Insurance Trust	0000918571	February 26, 2015
MFS Variable Insurance Trust II	0000719269	February 26, 2015
Neuberger Berman Advisers Management Trust	0000736913	March 3, 2015
Northern Lights Variable Trust	0001352621	February 26, 2015 February 27, 2015 March 6, 2015 March 12, 2015
Oppenheimer Variable Account Funds	0000752737	February 25, 2015
PIMCO Variable Insurance Trust	0001047304	February 27, 2015
Pioneer Variable Contracts Trust	0000930709	February 27, 2015
Putnam Variable Trust	0000822671	February 27, 2015
Rydex Variable Trust	0001064046	March 11, 2015
SEI Insurance Products Trust	0001580641	March 2, 2015
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2015
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 23, 2015

Securities and Exchange Commission
March 27, 2015
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Third Avenue Variable Series Trust	0001089107	February 25, 2015
Transparent Value Trust	0001465886	March 9, 2015
The Universal Institutional Funds, Inc.	0001011378	March 9, 2015
Van Eck VIP Trust	0000811976	March 9, 2015
Variable Insurance Products Fund	0000356494	February 25, 2015
Variable Insurance Products Fund II	0000831016	February 23, 2015
Variable Insurance Products Fund IV	0000720318	February 25, 2015
Variable Insurance Products Fund V	0000823535	February 27, 2015
Variable Insurance Products III	0000927384	February 23, 2015
Virtus Variable Insurance Trust	0000792359	March 11, 2015
Voya Investors Trust	0000837276	March 6, 2015
Voya Variable Products Trust	0000916403	March 6, 2015
Wells Fargo Variable Trust	0001081402	February 26, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York